CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehen- sive Earnings	Noncontrolling Interest	Total
Beginning balance at Dec. 30, 2017	$ 61,192	$ 161,928	$ 736,212	$ 144	$ 14,547	$ 974,023
Increase (Decrease) in Stockholders' Equity
Net earnings			148,598		3,814	152,412
Foreign currency translation adjustment				(4,973)	59	(4,914)
Unrealized gain (loss) on investment & foreign currency			947	(1,109)		(162)
Distributions to noncontrolling interest					(3,139)	(3,139)
Cash dividends			(22,072)			(22,072)
Issuance of shares under employee stock purchase plans	38	988				1,026
Net issuance (forfeiture) of shares under stock grant programs	348	4,827				5,175
Issuance of shares under deferred compensation plans	167	(167)
Repurchase of shares	(861)		(23,768)			(24,629)
Expense associated with share-based compensation arrangements		3,379				3,379
Accrued expense under deferred compensation plans		7,585				7,585
Ending balance at Dec. 29, 2018	60,884	178,540	839,917	(5,938)	15,281	1,088,684
Increase (Decrease) in Stockholders' Equity
Net earnings			179,650		2,754	182,404
Foreign currency translation adjustment				568	464	1,032
Unrealized loss on debt securities				481		481
Distributions to noncontrolling interest					(2,143)	(2,143)
Additional purchases of noncontrolling interest		(4,737)			(2,338)	(7,075)
Cash dividends			(24,549)			(24,549)
Issuance of shares under employee stock purchase plans	34	1,059				1,093
Net issuance (forfeiture) of shares under stock grant programs	310	5,654	4			5,968
Issuance of shares under deferred compensation plans	181	(181)
Expense associated with share-based compensation arrangements		3,843				3,843
Accrued expense under deferred compensation plans		7,995				7,995
Ending balance at Dec. 28, 2019	61,409	192,173	995,022	(4,889)	14,018	1,257,733
Increase (Decrease) in Stockholders' Equity
Net earnings			246,778		7,104	253,882
Foreign currency translation adjustment				1,373	2,872	4,245
Unrealized gain on investments and other				1,722		1,722
Distributions to noncontrolling interest					(933)	(933)
Additional purchases of noncontrolling interest		130			(225)	(95)
Cash dividends			(30,669)			(30,669)
Issuance of shares under employee stock purchase plans	35	1,360				1,395
Net issuance (forfeiture) of shares under stock grant programs	390	12,140	5			12,535
Issuance of shares under deferred compensation plans	128	(128)
Repurchase of shares	(756)		(28,456)			(29,212)
Expense associated with share-based compensation arrangements		3,905				3,905
Accrued expense under deferred compensation plans		8,644				8,644
Ending balance at Dec. 26, 2020	$ 61,206	$ 218,224	$ 1,182,680	$ (1,794)	$ 22,836	$ 1,483,152